Long Term Debt Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 17, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Balance at January 1, 2012	$ 1,515,663	$ 1,515,663
New loans	28,358	83,558
Repaid		156,794
Balance at December 31, 2012		1,442,427
Credit facility
Debt Instrument [Line Items]
Origination Date		2005
Original Amount		250,000
Balance at January 1, 2012	68,484	68,484
Repaid		33,629
Balance at December 31, 2012		34,855
Credit facility
Debt Instrument [Line Items]
Origination Date		2005
Original Amount		220,000
Balance at January 1, 2012	147,360	147,360
Repaid		13,135
Balance at December 31, 2012		134,225
Credit facility
Debt Instrument [Line Items]
Origination Date		2006
Original Amount		275,000
Balance at January 1, 2012	136,915	136,915
Repaid		11,823
Balance at December 31, 2012		125,092
Credit facility
Debt Instrument [Line Items]
Origination Date		2004
Original Amount		179,384
Balance at January 1, 2012	94,553	94,553
New loans		28,358
Repaid		10,555
Balance at December 31, 2012		112,356
Credit facility
Debt Instrument [Line Items]
Origination Date		2005
Original Amount		220,000
Balance at January 1, 2012	100,950	100,950
Repaid		8,400
Balance at December 31, 2012		92,550
Credit facility
Debt Instrument [Line Items]
Origination Date		2006
Original Amount		371,010
Balance at January 1, 2012	271,010	271,010
Repaid		20,000
Balance at December 31, 2012		251,010
10-year term loan
Debt Instrument [Line Items]
Origination Date		2004
Original Amount		71,250
Balance at January 1, 2012	35,157	35,157
Repaid		3,124
Balance at December 31, 2012		32,032
Credit facility
Debt Instrument [Line Items]
Origination Date		2006
Original Amount		70,000
Balance at January 1, 2012	48,125	48,125
Repaid		12,500
Balance at December 31, 2012		35,625
Credit facility
Debt Instrument [Line Items]
Origination Date		2007
Original Amount		120,000
Balance at January 1, 2012	97,500	97,500
Repaid		5,000
Balance at December 31, 2012		92,500
10-year term loan
Debt Instrument [Line Items]
Origination Date		2007
Original Amount		88,350
Balance at January 1, 2012	71,790	71,790
Repaid		5,520
Balance at December 31, 2012		66,270
Credit facility
Debt Instrument [Line Items]
Origination Date		2007
Original Amount		82,000
Balance at January 1, 2012	65,900	65,900
Repaid		4,600
Balance at December 31, 2012		61,300
10-year term loan
Debt Instrument [Line Items]
Origination Date		2009
Original Amount		38,600
Balance at January 1, 2012	31,281	31,281
Repaid		2,235
Balance at December 31, 2012		29,046
8-years term loan
Debt Instrument [Line Items]
Origination Date		2009
Original Amount		40,000
Balance at January 1, 2012	34,672	34,672
Repaid		4,272
Balance at December 31, 2012		30,400
12 year term loan
Debt Instrument [Line Items]
Origination Date		2009
Original Amount		40,000
Balance at January 1, 2012	36,250	36,250
Repaid		2,500
Balance at December 31, 2012		33,750
10-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		39,000
Balance at January 1, 2012	35,100	35,100
Repaid		2,600
Balance at December 31, 2012		32,500
7-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		70,000
Balance at January 1, 2012	65,360	65,360
Repaid		4,640
Balance at December 31, 2012		60,720
10-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		43,924
Balance at January 1, 2012	40,706	40,706
Repaid		3,218
Balance at December 31, 2012		37,489
9-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		42,100
Balance at January 1, 2012	39,500	39,500
Repaid		2,600
Balance at December 31, 2012		36,900
10-year term loan
Debt Instrument [Line Items]
Origination Date		2011
Original Amount		48,000
Balance at January 1, 2012	46,400	46,400
Repaid		3,200
Balance at December 31, 2012		43,200
9-year term loan
Debt Instrument [Line Items]
Origination Date		2011
Original Amount		48,650
Balance at January 1, 2012	48,650	48,650
Repaid		3,243
Balance at December 31, 2012		45,407
8-year term loan
Debt Instrument [Line Items]
Origination Date		2012
Original Amount		73,600
Balance at January 1, 2012	0	0
New loans		27,600
Repaid		0
Balance at December 31, 2012		27,600
8-year term loan
Debt Instrument [Line Items]
Origination Date		2011
Original Amount		73,600
Balance at January 1, 2012	0	0
New loans		27,600
Repaid		0
Balance at December 31, 2012		$ 27,600